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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]:  Amendment Number:


   This Amendment (Check only one.):        [  ] is a restatement.
                                            [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:  Chieftain Capital Management, Inc.

Address:  12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. Stern
Title:  Managing Director
Phone:  (212) 421-9760

Signature, Place, and Date of Signing:


       /s/ Thomas D. Stern        New York, New York        May 13, 2005
     -----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total:  $3,233,251 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE

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COLUMN 1                   COLUMN 2   COLUMN 3     COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
--------                   --------   --------     --------          --------          --------    --------          --------
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                           TITLE OF                 VALUE      SHRS OR   SH/   PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS        CUSIP    (x $1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE     SHARED  NONE
--------------             --------      -----     --------    -------   ---   ----   ----------   --------    ----     ------  ----

COMCAST CORP NEW           CL A SPL   20030N 20 0   883,503   26,452,171  SH            SOLE                26,452,171
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CAREMARK RX INC            COM        141705 10 3   756,959   19,028,645  SH            SOLE                19,028,645
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FEDERAL HOME LN MTG CORP   COM        313400 30 1   589,835    9,332,835  SH            SOLE                 9,332,835
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LABORATORY CORP AMER       COM NEW    50540R 40 9   313,608    6,506,391  SH            SOLE                 6,506,391
HOLDINGS
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UNITEDHEALTH GROUP INC     COM        91324P 10 2   304,854    3,196,208  SH            SOLE                 3,196,208
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SHAW COMMUNI-              CL B       82028K 20 0   214,151   10,507,887  SH            SOLE                10,507,887
CATIONS INC
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IRON MTN INC PA            COM        462846 10 6   170,341    5,906,411  SH            SOLE                 5,906,411
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